Related party transactions and balances (Tables)	6 Months Ended
Jun. 30, 2023
Related party transactions and balances
Schedule of Key management personnel of the Group comprise the directors and senior management of the Group

	(Unaudited) For the six-month
	period ended 30 June
	2023	2022
	USD	USD

Compensation and short-term employee benefits	344,355	13,401,897
	344,355	13,401,897

Schedule of balances and transactions with related parties

Balances with related parties

The following balances are outstanding at the end of the year:

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2023	2022
	USD	USD

Due to Board members	556,000	—
	556,000	—

Transactions with related parties

Details of transactions with related parties during the period, other than those which have been disclosed elsewhere in these condensed interim consolidated financial statements, are as follows:

	(Unaudited) For the six-month
	period ended 30 June
	2023	2022
	USD	USD

Payments made on behalf of the Group	556,000	—
Loan from a related party	139,000	—

Short-term loans from related parties

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2023	2022
	USD	USD

Sister company
Routebox Technologies SL	—	77,894
	—	77,894
Shareholders of Shotl Transportation SL
Camina Lab SL	—	299,653
Marfina SL	—	66,151
	—	365,804
Other related parties
V.N.V.	139,985	—
	139,985	—

	139,985	443,698